LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
LEASES
2020	$ 8,597
2021	7,533
2022	6,926
2023	6,701
2024 and thereafter	3,626
Total lease payments	33,383
Less - imputed interest	(1,707)
Present value of lease liabilities	31,676
Sublease rental payments receivable	2,741
Approximate Amount of Lien by Lessor	$ 5,000